GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds

Class A, Class C, Institutional, Service, Investor, Class P, Class R, and Class R6 Shares

(as applicable) of the

Goldman Sachs High Yield Fund

Goldman Sachs High Yield Floating Rate Fund

(the “Funds”)

Supplement dated February 28, 2023 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”), each dated July 29, 2022, as supplemented to date

Effective immediately, Lori Pomerantz will no longer serve as a portfolio manager for the Funds. Robert Magnuson and Ashish Shah will continue to serve as portfolio managers for the Goldman Sachs High Yield Fund. Peter Campo and Ashish Shah will continue to serve as portfolio managers for the Goldman Sachs High Yield Floating Rate Fund.

Additionally, effective immediately, Aakash Thombre will begin serving as a portfolio manager for the Funds and Peter Campo will begin serving as a portfolio manager for the Goldman Sachs High Yield Fund.

Accordingly, effective immediately, the Funds’ disclosures are modified as follows:

All references to Ms. Pomerantz in her capacity as a portfolio manager to the Funds in the Summary Prospectuses, Prospectuses and SAI are deleted in their entirety.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Single Sector Fixed Income Funds—Goldman Sachs High Yield Fund—Summary—Portfolio Management” section of the Prospectuses and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectuses:

Portfolio Managers: Peter Campo, Managing Director, Global Co-Head of High Yield and Bank Loans, has managed the Fund since 2023; Robert Magnuson, Managing Director, has managed the Fund since 2014; Ashish Shah, Managing Director, Global Chief Investment Officer of Public Investing, has managed the Fund since 2021; and Aakash Thombre, CFA, Managing Director, Global Co-Head of High Yield and Bank Loans, has managed the Fund since 2023.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Single Sector Fixed Income Funds—Goldman Sachs High Yield Floating Rate Fund—Summary—Portfolio Management” section of the Prospectuses and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectuses:

Portfolio Managers: Peter Campo, Managing Director, Global Co-Head of High Yield and Bank Loans, has managed the Fund since 2018; Ashish Shah, Managing Director, Global Chief Investment Officer of Public Investing, has managed the Fund since 2021;

and Aakash Thombre, CFA, Managing Director, Global Co-Head of High Yield and Bank Loans, has managed the Fund since 2023.

The following replaces the rows relating to “Robert Magnuson,” “Peter Campo” and “Ashish Shah” in the table under the “Fixed Income Portfolio Management Team” subsection of the “Service Providers—Fund Managers” section of the Prospectuses:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History

Robert Magnuson Managing Director	Portfolio Manager— High Yield	Since 2014	Mr. Magnuson is a Portfolio Manager for High Yield Strategies. He joined the Investment Adviser in 2006.
Peter Campo Managing Director, Global Co-Head of High Yield and Bank Loans	Portfolio Manager— High Yield High Yield Floating Rate	Since 2023 2018	Mr. Campo is Global Co-Head of High Yield and Bank Loans. He joined the Investment Adviser in 2018. Prior to joining the Investment Adviser, he worked at Eaton Vance from 2003 to 2018 as a portfolio manager and research analyst.
Aakash Thombre, CFA Managing Director, Global Co-Head of High Yield and Bank Loans	Portfolio Manager— High Yield High Yield Floating Rate	Since 2023 2023	Mr. Thombre is Global Co-Head of High Yield and Bank Loans. He joined the Investment Adviser in 2007.
Ashish Shah Managing Director, Global Chief Investment Officer of Public Investing	Portfolio Manager— High Yield High Yield Floating Rate	Since 2021 2021	Mr. Shah is Global Chief Investment Officer of Public Investing. He joined the Investment Adviser in 2018. Mr. Shah was previously at AllianceBernstein from 2010 to 2018, where he was most recently the Head of Fixed Income and Chief Investment Officer of Global Credit.

This Supplement should be retained with your Summary Prospectuses, Prospectuses and SAI for future reference.

SSFI23OPSTBDSTK 02-23